Cash flows from operating activities	12 Months Ended
Dec. 31, 2017
Cash Flow Statement [Abstract]
Cash flows from operating activities
Cash flows from operating activities

		Successor	Successor	Successor	Successor	Predecessor
		Year ended December 31, 2017	Year ended December 31, 2016	9 months ended December 31, 2015	Year ended March 31, 2015	5 months ended May 31, 2015
	Note	€m	€m	€m	€m	€m
Cash flows from operating activities
Profit/(loss) for the period		136.5	36.4	(337.3)	(167.5)	(128.0)
Adjustments for:
Exceptional items	7	37.2	134.5	58.1	0.7	84.3
Non-cash charge related to Founder Preferred Shares Annual Dividend Amount		—	—	349.0	165.8	—
Non-cash (charge)/credit related to Warrant Redemption Liability		—	—	(0.4)	0.4	—
Non-cash fair value purchase price adjustment of inventory		—	—	37.0	—	—
Non-cash cash flow hedge reserve acquisition accounting adjustment		—	—	4.9	—	—
Non-cash Chairman and Independent Non-Executive Director fees		—	—	—	0.2	—
Unrealized gain on portfolio investments		—	—	—	(0.1)	—
Share based payments expense		2.6	1.2	—	—	—
Depreciation charge	12	35.9	43.3	20.3	—	11.3
Amortization	13	6.5	7.8	1.5	—	1.2
Loss on disposal of property, plant and equipment		0.5	0.7	—	—	—
Finance costs	10	81.6	86.3	44.2	—	117.7
Finance income	10	(7.2)	(24.2)	(8.7)	—	(2.0)
Taxation	11	32.0	39.6	(12.3)	—	40.9
Operating cash flow before changes in working capital, provisions and exceptional items		325.6	325.6	156.3	(0.5)	125.4
Decrease/(increase) in inventories		16.7	(18.1)	(15.9)	—	28.3
(Increase)/decrease in trade and other receivables		(1.6)	(8.8)	64.3	—	(8.5)
Increase/(decrease) in trade and other payables		18.1	60.8	(44.0)	0.7	(41.0)
Decrease in employee benefit and other provisions		(0.3)	(3.3)	(1.5)	—	(2.0)
Cash generated from operations before tax and exceptional items		358.5	356.2	159.2	0.2	102.2